BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

NOTE 4 - BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

4.1 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by the Company’s Management in the process of applying the accounting practices of Eletrobras, which are presented in the respective explanatory notes. Those transactions, disclosures or balances that require a higher level of judgment, which are more complex and for which assumptions and estimates are significant, are disclosed in note 5.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair values. The historical cost is generally based on the fair value of the consideration paid on the date of the transactions, and the fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an organized transaction between market participants on the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

4.2 - Functional and presentation currency of the financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of reais, rounded to the nearest number, unless otherwise stated.

4.3- Main accounting policies

The main accounting policies applied in the preparation of these financial statements are presented in the respective explanatory notes. These policies have been applied consistently in all the years presented, except for the implementation of the new standards, interpretation and guidelines listed below.

4.3.1.- Adoption of new standards and interpretations

The Company did not identify any impacts regarding the application of the changes and new interpretations to the IFRS issued by the IASB, respectively, which are disclosed below:

Review of Technical Pronouncement No.	Revised standards	Changes	Applicable from
17	IFRS 9; IAS 39; IFRS 7; IFRS 4; and IFRS 16

Addition of new disclosure requirements on the effects brought about by the benchmark interest rate reform (LIBOR).

This amendment to the standard includes temporary exceptions to the current requirements of hedge accounting to neutralize the effects of uncertainties caused by the reform of the reference interest rate (LIBOR). This change did not have a material impact on the consolidated financial statements.

01/01/2021
18	IFRS 16

A lease must apply the COVID-19 Related Benefit Granted in Lease Agreements, recognizing the cumulative effect of the initial application as an adjustment to the opening balance of retained earnings at the beginning of the period in which the lessee first applies the revision. The lessee does not need to disclose the information required by item 28 (f) of IAS 8 – Accounting Policies, Change in Estimate and Error Rectification.

This amendment to the standard includes temporary exceptions to the current requirements of hedge accounting to neutralize the effects of uncertainties caused by the reform of the reference interest rate (LIBOR). This change did not have a material impact on the consolidated financial statements.

01/01/2021

4.3.2.- New standards and interpretations not yet in force

As of January 1, 2022, the following pronouncements will be in effect, the Company has not carried out early adoption and is following the discussions. To date, the Company does not expect significant impacts when adopting these standards.

Review of Technical
Pronouncement			Applicable
No.	Revised standards	Changes	from
19	IAS 16

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, that is, resources to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

01/01/2022
19	IAS 37

The amendments specify that the ‘performance cost’ of the contract comprises the ‘costs directly related to the contract’. The amendments apply to contracts for which the entity has not yet fulfilled all of its obligations at the beginning of the annual period in which the entity applies the changes for the first time.

01/01/2022
19	IFRS 3

The amendments make IFRS 3 refer to the 2018 Conceptual Framework rather than the 1989 Framework. In addition, they include a requirement that, for obligations within the scope of IAS 37, the purchaser applies IAS 37 to determine whether there is a present obligation at the acquisition date as a result of events past.

01/01/2022
19	IFRS 1

The amendments indicate that the subsidiary using the exemption in item D16(a) may choose, in its financial statements, measure the accumulated translation differences for all operations abroad at the carrying amount that would be included in the parent company’s consolidated statement, if no adjustments are made to the consolidation procedures and the effects of the combination of business in which the parent acquired the subsidiary.

01/01/2022
19	IFRS 9

The amendments clarify that in determining fees paid net of fees received, the debtor includes only fees paid or received between debtor and creditor, including fees paid or received by the debtor or creditor on behalf of the other.

01/01/2022

4.4- Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

The financial statements of subsidiaries and joint ventures, as well as affiliates, are recognized using the equity method and are initially recognized at cost and then adjusted for the purposes of recognition of results or other comprehensive income. For the consolidated financial statements, the subsidiaries are fully consolidated from the date on which control is held by the Company and consolidation is discontinued from the date on which the Company ceases to hold control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a)	Subsidiaries

Control is determined when the entity is exposed or is entitled to variable returns arising from its involvement with another entity and can interfere in those returns due to the power it exercises.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are eliminated in the consolidated financial statements.

	12/31/2021		12/31/2020
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Eletronuclear	99.95%	—	99.95%	—
CGT Eletrosul	99.89%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Brasil Ventos Energia S.A.	—	99.56%	—	99.56%
Transenergia Goiás S.A.	—	99.56%	—	99.44%
Amazonas GT (a)	—	—		99.48%
Livramento Holding S.A. (b)	—	78.00%	—	78.00%
Joint operations (consortia)
Consórcio Energético Cruzeiro do Sul	—	49.00%	—	49.00%

Complexo Eólico Pindaí I (c)
Angical 2 Energia S.A	—	—	—	99.96%
Caititu 2 Energia S.A.	—	—	—	99.96%
Caititu 3 Energia S.A.	—	—	—	99.96%
Carcará Energia S.A	—	—	—	99.96%
Corrupião 3 Energia S.A.	—	—	—	99.96%
Teiú 2 Energia S.A.	—	—	—	99.95%
Acauã Energia S.A	—	—	—	99.93%
Arapapá Energia S.A.	—	—	—	99.90%

Complexo Eólico Pindaí II (c)
Coqueirinho 2 Energia S.A.	—	—	—	99.98%
Papagaio Energia S.A.	—	—	—	99.96%

Complexo Eólico Pindaí III(c)
Tamanduá Mirim 2 Energia S.A.	—	—	—	83.01%
(a)In July 2021, Amazonas GT was merged into Eletronorte;
(b)Company classified as held for sale, see note 46; and
(c)In March 2021, the SPEs from Complexo Eólico Pindaí I, II and III were merged into Chesf.

The subsidiary CGT Eletrosul has a joint operation, resulting from a 49% interest in the Cruzeiro do Sul Consortium, which operates the HPP Governador Jayme Canet Junior, in Telêmaco Borba/Ortigueira (PR), in commercial operation since 2012, for the term of 30 years. CGT Eletrosul (and Eletrobras, in its consolidated statements) is entitled to proportional participation in the revenues and assumes a proportional share of the expenses of the joint operation.

b) Investments in associates

Associates are all entities over which the Company exerts significant influence, and which are not subsidiaries or jointly controlled companies.

c) Jointly controlled

A joint business is one in which two or more parties have joint control established by a contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.